The Community Development Fund
September 30, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS

	Face	Market
Description	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 57.9%
FHLMC Multifamily - 19.3%
Pool W5FL, 0.38%, VAR ICE LIBOR USD 1 Month+0.220%, 05/25/2025	$124,550	$124,446
Pool K720, IO, 0.64%, 08/25/2022 (a)(b)	5,577,380	35,036
Pool KSMC, IO, 0.81%, 01/25/2023 (a)(b)	1,640,185	25,405
Pool K024, IO, 0.92%, 09/25/2022 (a)(b)	1,747,538	23,716
Pool KJ29, 1.41%, 11/25/2027	2,100,000	2,156,085
Pool K092, 3.13%, 10/25/2028	3,212,126	3,577,338
Pool WN0011, 3.38%, 04/01/2030	770,253	896,920
Pool WA0500, 3.48%, 03/01/2047	2,480,254	2,737,851
Pool WA3207, 3.60%, 04/01/2030	2,201,343	2,596,289
Pool K088, 3.69%, 01/25/2029	1,000,000	1,194,079
		13,367,165

FHLMC Single Family - 4.9%
Pool Q41874, 3.00%, 07/01/2046	1,490,818	1,590,684
Pool RA1853, 3.00%, 12/01/2049	1,710,061	1,792,365
		3,383,049

FNMA Multifamily - 10.5%
Pool AM0126, 2.68%, 08/01/2022	1,464,355	1,506,175
Pool AN6185, 2.93%, 07/01/2024	1,305,121	1,366,688
Pool AN5657, 3.30%, 07/01/2032	370,497	431,776
Pool AM5986, 3.44%, 06/01/2026	1,079,797	1,214,967
Pool 469683, 3.54%, 11/01/2021	1,054,419	1,074,220
Pool AM5197, 4.20%, 01/01/2030	1,410,580	1,696,385
		7,290,211

FNMA Single Family - 18.8%
Pool AS7484, 3.00%, 06/01/2046	928,192	995,414
Pool BC0962, 3.00%, 06/01/2046	1,423,041	1,508,288
Pool AS7476, 3.00%, 07/01/2046	479,565	510,251
Pool AS7647, 3.00%, 07/01/2046	772,169	816,074
Pool AS7653, 3.00%, 07/01/2046	1,485,148	1,582,872
Pool AS8262, 3.00%, 10/01/2046	803,064	851,889
Pool AS8465, 3.00%, 12/01/2046	786,171	833,550
Pool CA4927, 3.00%, 01/01/2050	876,208	926,093
Pool AS8734, 3.50%, 01/01/2047	1,013,943	1,089,534
Pool AS9369, 3.50%, 03/01/2047	582,716	621,759
Pool AS9360, 3.50%, 04/01/2047	752,222	804,698
Pool CA0819, 3.50%, 11/01/2047	794,295	843,295
Pool CA1158, 3.50%, 02/01/2048	994,760	1,083,901
Pool CA1985, 4.00%, 06/01/2048	532,937	580,680
		13,048,298

GNMA Multifamily - 2.6%
Pool 2017-135, 2.60%, 08/16/2058	740,567	776,646
Pool 2017-74, 2.60%, 09/16/2058	980,327	1,029,860
		1,806,506

GNMA Single Family - 1.8%
Pool G2 AU1835, 3.00%, 08/20/2046	423,101	444,241
Pool G2 AU1762, 3.50%, 07/20/2046	782,802	830,064
		1,274,305

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $37,895,306)		40,169,534

MORTGAGE-BACKED SECURITIES - 31.6%
COMM Mortgage Trust
1.52%, 10/10/2049	84,622	84,648
FHLMC Multifamily Structured Pass-Through Certificates
2.86%, 10/25/2034	2,300,000	2,638,390

The Community Development Fund
September 30, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS

FREMF Mortgage Trust
4.61%, 12/25/2048 (a)(c)	120,000	120,365
FRESB Mortgage Trust
	Face	Market
Description	Amount	Value
1.03%, 04/25/2040 (a)	1,997,564	2,008,692
1.12%, 06/25/2040 (a)	3,097,233	3,117,652
2.13%, 11/25/2039 (a)	1,991,898	2,072,543
2.21%, 12/25/2029 (a)	1,989,951	2,100,675
2.25%, 12/25/2039 (a)	993,632	1,048,097
2.42%, 09/25/2029 (a)	2,089,721	2,209,643
FRESB Multifamily Mortgage Pass-Through Trust
2.61%, 09/25/2022 (a)	562,945	585,026
2.94%, 09/25/2027 (a)	866,386	915,072
2.96%, 10/25/2027 (a)	829,966	870,040
3.19%, 12/25/2025 (a)	989,686	1,041,453
3.36%, VAR LIBOR USD 1 Month+3.420% 09/25/2038	918,525	951,589
3.88%, VAR ICE LIBOR USD 1 Month+3.880% 08/25/2038	1,965,815	2,157,013

TOTAL MORTGAGE-BACKED SECURITIES
(COST $20,941,724)		21,920,898

MUNICIPAL BONDS - 4.1%
Massachusetts - 0.7%
Massachusetts Housing Finance Agency, RB
1.10%, 06/01/2022	100,000	100,038
1.25%, 06/01/2023	250,000	250,345
1.30%, 12/01/2023	115,000	115,124
		465,507

Michigan - 0.9%
Michigan State Housing Development Authority, RB
0.95%, 06/01/2021	150,000	150,240
1.05%, 12/01/2021	200,000	200,790
1.10%, 06/01/2022	300,000	301,281
		652,311

New Jersey - 1.4%
New Jersey Housing & Mortgage Finance Agency,
1.06%, 04/01/2023	1,000,000	999,020

New York - 1.0%
New York City, Housing Development Authority, RB
2.35%, 11/01/2020	175,000	175,194
3.02%, 11/01/2022	525,000	546,877
		722,071

TOTAL MUNICIPAL BONDS
(COST $2,815,000)		2,838,909

ASSET-BACKED SECURITY - 0.1%
Hertz Fleet Lease Funding
2.13%, 04/10/2031 (c)	56,113	56,128

TOTAL ASSET-BACKED SECURITY
(COST $55,439)		56,128

SHORT-TERM INVESTMENT - 1.5%
Short-Term Investment - 1.5%
Fidelity Institutional Government Portfolio, Cl I, 0.01% (d)	1,066,103	1,066,103

TOTAL SHORT-TERM INVESTMENT
(COST $1,066,103)		1,066,103

The Community Development Fund
September 30, 2020
 (Unaudited)

SCHEDULE OF INVESTMENTS

TOTAL INVESTMENTS (COST $62,773,572) - 95.2%	66,051,572
OTHER ASSETS AND LIABILITIES - 4.8%	3,312,705
NET ASSETS - 100.0%	$69,364,277

A list of the open futures contracts held by the Fund at September 30, 2020, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	(37)	Dec-2020	$(5,140,880)	$(5,162,656)	$(21,766)
U.S. 5-Year Treasury Note	31	Jan-2021	3,901,681	3,906,969	5,288
U.S. Long Treasury Bond	(14)	Dec-2020	(2,469,969)	(2,467,938)	2,031
Ultra 10-Year U.S. Treasury Note	(20)	Dec-2020	(3,182,935)	(3,198,438)	(15,503)
			$(6,892,103)	$(6,922,063)	$(29,960)

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)
Interest only security ("IO"). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(c)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at September 30, 2020 was $176,493 and represents 0.3% of Net Assets.

(d)	Rate shown is the 7-day effective yield as of September 30, 2020.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multifamily Securities
FRESB— Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only - face amount represents notional amount
LIBOR — London Interbank Offered Rate
RB — Revenue Bond
USD— United States Dollar
VAR— Variable Rate

The Community Development Fund
September 30, 2020
  (Unaudited)

SCHEDULE OF INVESTMENTS

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at September 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$–	$40,169,534	$–	$40,169,534
Mortgage-Backed Securities	–	21,920,898	–	21,920,898
Municipal Bonds	–	2,838,909	–	2,838,909
Asset-Backed Security	–	56,128	–	56,128
Short-Term Investment	1,066,103	–	–	1,066,103
Total Investments in Securities	$1,066,103	$64,985,469	$–	$66,051,572

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts†
Unrealized Appreciation	$7,319	$–	$–	$7,319
Unrealized Deppreciation	(37,279)	–	–	(37,279)
Total Other Financial Instruments	$(29,960)	$–	$–	$(29,960)

† Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended September 30, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.